Segment Information - Geographical segment information (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Geographical segment information
Revenue	$ 62,260,864	$ 66,222,836	$ 68,615,768
Assets	251,657,896	262,670,257
Additions to Property, Plant and Equipment	9,097,397	14,708,016	17,315,387
Mexico
Geographical segment information
Revenue	61,115,393	65,250,298	67,243,094
Additions to Property, Plant and Equipment	8,997,716	14,565,065	17,102,445
Other countries
Geographical segment information
Revenue	1,145,471	972,538	1,372,674
Additions to Property, Plant and Equipment	99,681	142,951	212,942
Operating segment
Geographical segment information
Revenue	62,260,864	66,222,836	68,615,768
Assets	126,885,466	158,281,619	162,661,613
Additions to Property, Plant and Equipment	9,097,397	14,708,016	17,315,387
Operating segment | Mexico
Geographical segment information
Assets	110,590,724	144,856,678	149,520,957
Operating segment | Other countries
Geographical segment information
Assets	$ 16,294,742	$ 13,424,941	$ 13,140,656